Shareholders’ Equity (Deficit)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity (Deficit) [Abstract]
Shareholders’ equity (deficit)

15. Shareholders’ equity (deficit)

On November 13, 2023, the Company issued a total of 518,950 Class A ordinary shares, being the maximum aggregate number of shares which may be issued under the 2022 Share Incentive Plan (see Note 16) of the Company, to Nanoeco Ltd (“Nanoeco”), a British Virgin Islands limited liability company wholly owned by Kastle Limited, who has been designated as the nominee holder for the 518,950 Class A ordinary shares, which serves as the ESOP platform. During the six months ended June 30, 2025 and 2026, a total of 3,811 and 4,225 options were exercised by employees at exercise price of US$0.002 per share, respectively.

On February 21, 2025, the Company entered into Securities Purchase Agreements with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement, the Company’s Class A ordinary shares at a purchase price of US$6.46 per share. The Company issued an aggregate of 913,714 Class A ordinary shares for gross proceeds of approximately US$5.9 million (approximately RMB42.4 million), which includes US$3.9 million in Bitcoin and US$2.0 million in USDT. The Company received all the gross proceeds by February 20, 2025.

On March 7, 2025, the shareholders of the Company approved to: 1) increase the authorized share capital from US$50,000 divided into 25,000,000 ordinary shares with par value of US$0.002 each to US$4,200,000 divided into 2,100,000,000 shares with a par value of US$0.002 each, comprising of 1,097,141,091 Class A ordinary shares, 2,858,909 Class B ordinary shares, and 1,000,000,000 shares of such class or classes (however designated) as the Directors may determine; and 2) increase the votes per Class B ordinary share from 15 to 30.

On June 27, 2025, the Company entered into Securities Purchase Agreements with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of US$8.40 per share and warrants to purchase Class A ordinary shares at an exercise price of US$10.00 per share (subject to adjustment for stock splits and the like). The warrants were exercisable immediately upon closing and have a term of exercise equal to five years. The Company issued an aggregate of 5,952,381 Class A ordinary shares and warrants to purchase 5,952,381 shares of Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of US$50.0 million. The Company received all the net proceeds of approximately US$46.1 million (approximately RMB330.5 million) after deducting placement agent’s fees and other offering expenses by June 30, 2025.

Effective October 14, 2025, the Board of Directors approved a share repurchase program (“Repurchase Program”) to repurchase the Company’s ordinary shares, par value US$0.002 per share, for an aggregate amount up to US$25.0 million over the next 12-month period. Pursuant to the Repurchase Program, the Company may periodically repurchase its ordinary shares for cash in various means, including without limitation, open market purchases, block transactions and privately negotiated transactions, and the Company may fund the repurchases from its existing cash balance and proceeds from liquidation of crypto assets. During the six months ended June 30, 2026, the Company repurchased a total of 1,042,401 Class A ordinary shares and paid consideration in total of US$2.7 million (approximately RMB18.0 million) pursuant to the Repurchase Program.

During the six months ended June 30, 2025, investors exercised warrants to purchase a total of 573,233 Class A ordinary shares, at the exercise price of US$6.46 per share. The Company received the net proceeds of approximately US$3.7 million (approximately RMB26.6 million). No investor exercised warrants during the six months ended June 30, 2026.

As of December 31, 2025 and June 30, 2026, 452,016 and 447,791 Class A ordinary shares held by the ESOP platform are considered issued but not outstanding. As of December 31, 2025 and June 30, 2026, there were a total of 23,571,833 and 23,571,833 Class A and Class B ordinary shares issued, 23,044,817 and 22,006,641 Class A and Class B ordinary shares outstanding, respectively.